Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties
Related Parties

33.Related Parties

Transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in the notes. Related party transactions are disclosed below.

33.1.   Remuneration of Key Management

Key management consists of the members of executive management.

For the period ended December 31, 2024, executive management consisted of the Chief Executive Officer (CEO), the Chief Financial Officer (CFO), the Chief Commercial Officer (CCO) and the Chief Technology Officer (CTO) of the Company. During the period ended December 31, 2024, Olivier Taelman was CEO for the full year, Loic Moreau was CFO until November 4, 2024, John Landry was CFO as from November 4, 2024, Scott Holstine was CCO as from July 15, 2024, and Bruno Onkelinx was CTO for the full year. For the period ended December 31, 2024, the table below includes the remuneration package of all members of executive management.

For the period ended December 31, 2023, executive management consisted of the CEO and the CFO of the Company, and the table below only included the remuneration package of the CEO.

	For the period ended
	December 31
(in EUR 000)	2024	2023
Short-term remuneration & compensation (1)	2,038	732
Post-employment benefits	49	33
Share based payment (2)	2,314	143
Total	4,401	908
(1)	Includes base remuneration, fringe benefits, short term (one-year) performance related bonus (i.e. variable remuneration), sign-on bonuses.
(2)	Warrant expense under IFRS 2.

33.2.   Relationship and transactions with non-executive directors and holders of more than 3% of our share capital:

	For the period ended December 31, 2024			For the period ended December 31, 2023
				Set up of
	Set up of	R&D	Board	Production	R&D	Board
(in EUR 000)	Production Line	Collaboration	Remuneration	Line	Collaboration	Remuneration
Cochlear	242	—	—	584	766	—
Robelga SRL (formerly MINV SA)	—	—	66	—	—	—
Robert Taub	—	—	56	—	—	129
Kevin Rakin	—	—	66	—	—	68
Pierre Gianello	—	—	59	—	—	65
Jurgen Hambrecht	—	—	65	—	—	58
Rita Mills	—	—	65	—	—	64
Virginia Kirby	—	—	58	—	—	59
Wildman Ventures LLC	—	—	70	—	—	86
Total	242	—	505	584	766	529
Amounts outstanding at year-end	—	—	110	—	—	110

For the period ended December 31, 2024, our non-executive directors were: Robert Taub (until June 12, 2024), Robelga SRL (permanently represented by Robert Taub) (as from June 12, 2024), Jürgen Hambrecht, Kevin Rakin, Rita Johnson-Mills, Virginia Kirby, Wildman Ventures LLC (permanently represented by Daniel Wildman) and Pierre Gianello. During the period ended December 31, 2024, all our non-executive directors were granted “RSUs” in accordance with the Company’s remuneration policy. None of the non-executive directors were granted warrants during the period ended December 31, 2024. The warrant expense under IFRS 2 related to the warrants that were granted to the non-executive directors prior to the period ended December 31, 2024 amounted to €218,000 for the period ended December 31, 2024 (€0.7 million for the period ended December 31, 2023).

The Company and Cochlear Limited, or Cochlear, have entered into a collaboration agreement, dated November 2018, under which they agreed to collaborate to further develop and progress commercialization of implantable treatments for sleep disordered breathing conditions. A new Statement of Work was entered into on June 8, 2020. Under this agreement, Cochlear is working with the Company in developing and enhancing the next generation implantable stimulator. This collaboration agreement lead to financial impact of € 182,000 for the year ended December 31, 2023, compared to €2.0 million for the year ended December 31, 2022. In January 2023 parties signed an additional statement of work related to the transfer of assets and related support for the setting up of a production line in the US. This additional statement scope of work led to a financial impact of €0.6 million for the year ended December 31,2023 and was recognized as part of assets under construction. All statements of work were completed in 2023.

On September 28, 2023, the Company announced a partnership with ResMed in Germany to increase OSA awareness and therapy penetration in the German market. The Company and ResMed Germany will establish a continuum of care that will educate and guide OSA patients in the German market from diagnosis through treatment. Together, the companies will work to accelerate patient identification and better support patient set-up on the appropriate therapy.

Effective as of October 1, 2024, the Company entered into a collaboration agreement with Man & Science SA to develop a miniaturized injectable neuromodulation device. The Company retains exclusive rights for its use in treating obstructive sleep apnea.

33.3.   Relationship and transactions with members of key management

For the period ended December 31, 2024, our key management consisted of the members of executive management: Olivier Taelman (CEO for the full year), Loic Moreau (CFO until November 4, 2024), John Landry (CFO as from November 4, 2024), Scott Holstine (CCO as from July 15, 2024) and Bruno Onkelinx (CTO for the full year).

From September 1, 2021 until August 19, 2024, Olivier Taelman performed his function as CEO of the Company on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman. As from August 19, 2024, Olivier Taelman temporarily relocated to the U.S. Since then, he performs his function as CEO of the Company partially on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman and partially as employee of Nyxoah Inc.

Loïc Moreau and Bruno Onkelinx are employees of Nyxoah SA. John Landry and Scott Holstine are employees of Nyxoah Inc.

All members of our key management were granted warrants during the period ended December 31, 2024.